                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alliance Trust PLC
Address: Meadow House
         64 Reform Street
         Dundee, Scotland DD1 1TJ
         United Kingdom

Form 13F File Number: 28-13036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ian Anderson
Title: Assistant Secretary
Phone: +44 1382 201700

Signature, Place, and Date of Signing:

                                         Dundee, Scotland
       /s/ Ian Anderson                   United Kingdom       February 9, 2009
----------------------------------   -----------------------   ----------------
          [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        53
Form 13F Information Table Value Total:   650,955
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

                                                 TITLE                                                            VOTING AUTHORITY
                                                  OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
                 NAME OF ISSUER                  CLASS  CUSIP  (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
                 --------------                 ------ ------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABBOTT LABS COM NPV                             EQUITY 2002305   37,138   695,868 SH       SOLE       NONE       695,868
ABERCROMBIE & FITC CL'A'COM USD0.01             EQUITY 2004185      577    25,000 SH       SOLE       NONE        25,000
ACCENTURE LTD BERM CLS'A'COM USD0.0000225       EQUITY 2763958    1,432    43,700 SH       SOLE       NONE        43,700
ADOBE SYSTEMS INC COM USD0.0001                 EQUITY 2008154    8,630   405,358 SH       SOLE       NONE       405,358
AMDOCS ORD GBP0.01                              EQUITY 2256908   19,679 1,079,492 SH       SOLE       NONE     1,079,492
AMER EXPRESS CO COM USD0.20                     EQUITY 2026082      416    22,400 SH       SOLE       NONE        22,400
AMER TOWER CORP CL'A'COM USD0.01                EQUITY 2253608   24,635   841,066 SH       SOLE       NONE       841,066
AMERON INTL CORP COM USD2.50                    EQUITY 2030942      755    12,000 SH       SOLE       NONE        12,000
APPLE INC COM NPV                               EQUITY 2046251      649     7,600 SH       SOLE       NONE         7,600
BAXTER INTL INC COM USD1                        EQUITY 2085102   13,181   245,953 SH       SOLE       NONE       245,953
CCC GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND LTD EQUITY CCC GEO   15,715   160,000 SH       SOLE       NONE       160,000
CHEESECAKE FACTORY COM USD0.01                  EQUITY 2192392      464    46,000 SH       SOLE       NONE        46,000
CISCO SYSTEMS COM USD0.001                      EQUITY 2198163   17,364 1,066,562 SH       SOLE       NONE     1,066,562
CLEAN HARBORS INC COM USD0.01                   EQUITY 2202473   13,656   215,255 SH       SOLE       NONE       215,255
CON-WAY INC COM USD0.625                        EQUITY 2217228    1,061    40,000 SH       SOLE       NONE        40,000
CORRECTIONS CORP COM USD0.01                    EQUITY 2759418    1,472    90,000 SH       SOLE       NONE        90,000
COVANTA HOLDING CO COM STK USD0.10              EQUITY 2255778    2,347   106,880 SH       SOLE       NONE       106,880
CVS CAREMARK CORP COM STK USD0.01               EQUITY 2577609   19,854   691,062 SH       SOLE       NONE       691,062
DAVITA INC COM USD0.001                         EQUITY 2898087   15,733   319,326 SH       SOLE       NONE       319,326
DELL INC COM USD0.01                            EQUITY 2261526      813    79,510 SH       SOLE       NONE        79,510
DIAMOND OFFSHORE COM USD0.01                    EQUITY 2261021   30,911   524,454 SH       SOLE       NONE       524,454
ENERGY SOLUTIONS I DEP SHS REP 1 COM USD0.01    EQUITY B293735      450    80,000 SH       SOLE       NONE        80,000
EXELON CORP COM NPV                             EQUITY 2670519   11,120   200,000 SH       SOLE       NONE       200,000
EXXON MOBIL CORP COM NPV                        EQUITY 2326618    2,946    37,002 SH       SOLE       NONE        37,002
HOLOGIC INC COM USD0.01                         EQUITY 2433530    7,444   570,000 SH       SOLE       NONE       570,000
INTEL CORP COM USD0.001                         EQUITY 2463247   23,074 1,572,882 SH       SOLE       NONE     1,572,882
INTERMEC INC COM USD0.01                        EQUITY 2116842    6,216   469,500 SH       SOLE       NONE       469,500
INTEROIL CORP COM NPV                           EQUITY B02SJF9   11,584   871,000 SH       SOLE       NONE       871,000
ITT CORPORATION COM USD1                        EQUITY 2465760   21,545   469,500 SH       SOLE       NONE       469,500
JOHNSON & JOHNSON COM USD1                      EQUITY 2475833   35,071   586,661 SH       SOLE       NONE       586,661
JOY GLOBAL INC COM USD1                         EQUITY 2781905    7,668   335,000 SH       SOLE       NONE       335,000

                                                 TITLE                                                            VOTING AUTHORITY
                                                  OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
                 NAME OF ISSUER                  CLASS  CUSIP  (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
                 --------------                 ------ ------- -------- --------- --- ---- ---------- -------- --------- ------ ----
KRAFT FOODS INC COM STK NPV CLS'A'              EQUITY 2764296    4,571   170,440 SH       SOLE       NONE       170,440
MCCORMICK & SCHMIC COM STK USD0.001             EQUITY B01YX34    3,078   775,300 SH       SOLE       NONE       775,300
MONSANTO COM STK USD0.01                        EQUITY 2654320    2,229    31,700 SH       SOLE       NONE        31,700
MUELLER WATER PROD COM STK USD0.01 SER 'B'      EQUITY B1HKZN7   18,150 2,200,000 SH       SOLE       NONE     2,200,000
NETAPP INC COM USD0.001                         EQUITY 2630643   11,013   790,000 SH       SOLE       NONE       790,000
NEW YORK COMMTY COM USD0.01                     EQUITY 2711656   40,018 3,345,951 SH       SOLE       NONE     3,345,951
NORTHWEST PIPE CO COM USD0.01                   EQUITY 2035925    2,112    49,591 SH       SOLE       NONE        49,591
PHILIP MORRIS INTL COM STK NPV                  EQUITY B2PKRQ3   46,274 1,063,765 SH       SOLE       NONE     1,063,765
PLUM CREEK TMBR CO COM USD0.01                  EQUITY 2692397   21,597   621,669 SH       SOLE       NONE       621,669
PRAXAIR INC COM USD0.01                         EQUITY 2699291    2,356    39,700 SH       SOLE       NONE        39,700
PROCTER & GAMBLE COM NPV                        EQUITY 2704407    3,870    62,626 SH       SOLE       NONE        62,626
REPUBLIC SERVICES COM USD0.01                   EQUITY 2262530   32,717 1,321,372 SH       SOLE       NONE     1,321,372
ROSS STORES INC COM USD0.01                     EQUITY 2746711   15,566   525,000 SH       SOLE       NONE       525,000
SAFEWAY INC COM USD0.01                         EQUITY 2767165   19,573   823,446 SH       SOLE       NONE       823,446
SCHLUMBERGER COM USD0.01                        EQUITY 2779201    6,351   150,028 SH       SOLE       NONE       150,028
TIME WARNER INC COM USD0.01                     EQUITY 2712165    3,381   336,374 SH       SOLE       NONE       336,374
ULTRA PETROLEUM CP COM NPV                      EQUITY 2714440    8,096   235,000 SH       SOLE       NONE       235,000
UTD TECHNOLOGIES COM USD1                       EQUITY 2915500   20,369   380,083 SH       SOLE       NONE       380,083
VAIL RESORTS INC COM STK USD0.01                EQUITY 2954194    1,060    40,000 SH       SOLE       NONE        40,000
VERIZON COMMUN COM USD0.10                      EQUITY 2090571   33,042   974,700 SH       SOLE       NONE       974,700
WESTERN UNION COMP COM STK USD0.01              EQUITY B1F76F9    1,106    77,200 SH       SOLE       NONE        77,200
WHIRLPOOL CORP COM USD1                         EQUITY 2960384      827    20,000 SH       SOLE       NONE        20,000
                                                                -------
                                                                650,955
                                                                =======